UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Security	Principal Amount (000’s omitted)	Value
Education — 13.1%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,298,028
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	186,490
Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	919,515
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,698,870
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,633,470
Northern Arizona University, 5.00%, 6/1/38	1,000	1,113,690

		$6,850,063

Electric Utilities — 7.5%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,603,665
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,134,530
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,168,490

		$3,906,685

Escrowed/Prerefunded — 3.6%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$285,495
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	312,503
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	231,516
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/39	1,000	1,021,540

		$1,851,054

General Obligations — 8.3%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$237,503
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	795,339
Scottsdale, 5.00%, 7/1/30	250	296,395
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	883,185
Tempe, 5.375%, 7/1/21	1,600	1,735,888
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	376,271

		$4,324,581

Hospital — 8.8%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,837,378
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,124,750
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	549,125
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,103,574

		$4,614,827

Industrial Development Revenue — 1.7%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$880,855

		$880,855

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.8%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$550	$620,471
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	508,829
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	320,515

		$1,449,815

Insured-General Obligations — 10.6%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,355,712
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,105,237
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,058,180

		$5,519,129

Insured-Lease Revenue/Certificates of Participation — 4.2%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,166,555

		$2,166,555

Insured-Special Tax Revenue — 2.9%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,417,788
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	118,931

		$1,536,719

Insured-Transportation — 4.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,900	$2,104,421

		$2,104,421

Other Revenue — 2.2%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,170,730

		$1,170,730

Senior Living/Life Care — 1.1%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$244,800
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	309,555

		$554,355

Special Tax Revenue — 14.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,061,990
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,093,690
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,351,598
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	1,500	1,776,405
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,203,490
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,096,590

		$7,583,763

Transportation — 6.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,129,150
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,189,960

		$3,319,110

Water and Sewer — 10.4%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,706,175
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	786,727
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,671,195
Tucson, Water System Revenue, 5.00%, 7/1/32	545	637,939
Tucson, Water System Revenue, 5.00%, 7/1/35	530	612,977

		$5,415,013

2

Value
Total Tax-Exempt Investments — 102.1% (identified cost $50,356,711)	$53,247,675

Other Assets, Less Liabilities — (2.1)%	$(1,082,918)

Net Assets — 100.0%	$52,164,757

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 24.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.0% to 13.0% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $309,555 or 0.6% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Jun-18	$(2,876,875)	$(5,189)

					$(5,189)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,189.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,247,675	$—	$53,247,675
Total Investments	$—	$53,247,675	$—	$53,247,675

Liability Description
Futures Contracts	$(5,189)	$—	$—	$(5,189)
Total	$(5,189)	$—	$—	$(5,189)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,157,540

		$1,157,540

Education — 11.5%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$536,215
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,206,945
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,363,783
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,002,960
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	206,093
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,639,713
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	501,759
University of Connecticut, 5.00%, 11/15/29	1,000	1,101,610

		$8,559,078

Escrowed/Prerefunded — 10.1%
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	$500	$517,095
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	799,301
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	1,500	1,594,470
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,087,970
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,130,340
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,078,780
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	142,748
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	158,899

		$7,509,603

General Obligations — 18.2%
East Lyme, 4.00%, 7/15/22	$350	$363,927
East Lyme, 4.00%, 7/15/23	525	544,966
Fairfield, 5.00%, 1/1/23	1,000	1,124,860
Greenwich, 4.00%, 7/15/29	450	486,931
Greenwich, 4.00%, 7/15/30	250	268,588
Greenwich, 4.00%, 7/15/32	400	426,204
North Haven, 5.00%, 7/15/23	1,475	1,673,048

1

Security	Principal Amount (000’s omitted)	Value
North Haven, 5.00%, 7/15/25	$1,490	$1,734,092
Norwalk, 4.00%, 7/1/26	1,975	2,082,420
Redding, 5.50%, 10/15/18	400	406,840
Redding, 5.625%, 10/15/19	650	685,581
Stamford, 4.00%, 7/1/25	370	390,705
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,346,823
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	893,891
Wilton, 5.25%, 7/15/18	535	538,831
Wilton, 5.25%, 7/15/19	535	557,176

		$13,524,883

Hospital — 9.5%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,042,060
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	948,110
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,292,929
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,063,630
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,685,346

		$7,032,075

Industrial Development Revenue — 2.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,045	$2,077,454

		$2,077,454

Insured-Education — 11.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,369,855
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,500,959
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	3,720	3,935,351

		$8,806,165

Insured-Escrowed/Prerefunded — 5.0%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$725	$728,922
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,013,260
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,005,620

		$3,747,802

Insured-General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,116,226
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,238,182
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,059,580
Hartford, (AGC), 5.00%, 8/15/28	500	518,485
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	519,845
Hartford, (AGM), 5.00%, 4/1/31	240	253,954
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,104,120

		$5,810,392

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$204,826

		$204,826

Insured-Transportation — 5.1%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,765,806

		$3,765,806

Insured-Water and Sewer — 5.4%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,977,905

		$3,977,905

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,158,340

		$2,158,340

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$630	$628,759
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	225	223,085

		$851,844

Water and Sewer — 4.2%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,119,230
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,619,760
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	228,680
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	142,301

		$3,109,971

Total Tax-Exempt Investments — 97.3% (identified cost $69,426,194)		$72,293,684

Other Assets, Less Liabilities — 2.7%		$2,009,847

Net Assets — 100.0%		$74,303,531

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 36.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.0% of total investments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Jun-18	$(1,294,594)	$(2,335)

					$(2,335)

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,335.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$72,293,684	$—	$72,293,684
Total Investments	$—	$72,293,684	$—	$72,293,684

Liability Description
Futures Contracts	$(2,335)	$—	$—	$(2,335)
Total	$(2,335)	$—	$—	$(2,335)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,344,200
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,168,240

		$3,512,440

Education — 14.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,663,797
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,174,450
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	577,470
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	404,856
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,649,640
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	637,292
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	572,955
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,153,975
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	306,172
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	338,529
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	610,467
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	525,520
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,088,666
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	755,918
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	840,367
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,494,776
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,585,252
University of Minnesota, 5.00%, 4/1/27	500	590,420
University of Minnesota, 5.00%, 8/1/27	625	728,863
University of Minnesota, 5.00%, 9/1/36	1,000	1,162,560
University of Minnesota, 5.00%, 4/1/41	1,000	1,136,920

		$20,998,865

Electric Utilities — 8.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,258,970
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	620,284
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	385,091
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	283,650
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	282,392
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	225,664
Northern Municipal Power Agency, 5.00%, 1/1/31	670	752,819
Northern Municipal Power Agency, 5.00%, 1/1/41	240	267,454
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	816,144
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	813,827
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	931,282
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,280,550
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,007,790

1

Security	Principal Amount (000’s omitted)	Value
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	$1,000	$1,121,690
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,010,592

		$12,058,199

Escrowed/Prerefunded — 6.9%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$357,347
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	649,264
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	285,495
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	312,502
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,007,710
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,539,990
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,042,600
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,042,600
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,006,630
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,044,080
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	536,750
University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,029,800

		$9,854,768

General Obligations — 34.2%
Alexandria Independent School District No. 206, 5.00%, 2/1/29	$1,500	$1,792,455
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,187,510
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,225,214
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,122,820
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	726,420
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	183,257
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,127,280
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,142,290
Duluth, 5.00%, 2/1/31	1,000	1,155,990
Duluth, 5.00%, 2/1/34	1,000	1,140,260
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,101,540
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,046,320
Hennepin County, 5.00%, 12/1/35	2,000	2,330,180
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,541,700
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,336,875
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,131,080
Minneapolis Special School District No. 1, 5.00%, 2/1/31	2,000	2,372,980
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/26	1,000	1,182,220
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28(1)	2,500	2,978,625
Minnesota, 5.00%, 8/1/32	2,000	2,306,560
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,799
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,158,072
Ramsey County, 4.00%, 2/1/24	500	525,220
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,177,680
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,170,440
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	822,784
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	720,675
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	457,550
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	218,725
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,158,807

2

Security	Principal Amount (000’s omitted)	Value
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	$2,000	$2,144,840
St. Paul, 5.00%, 12/1/27	750	896,535
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,046,070
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,391,125
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,361,059
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,698,921

		$49,112,878

Hospital — 14.1%
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	$750	$749,183
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	971,652
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	567,785
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	564,460
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,212,540
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,064,401
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,063,910
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,228,670
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,058,730
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,607,910
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,927,137
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	68,708
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	517,337
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/33	1,000	1,142,500
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	567,735
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	564,700
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,125,280
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,225,901

		$20,228,539

Housing — 0.6%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$965	$907,110

		$907,110

Insured-Electric Utilities — 6.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,133,578
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	296,024
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,409,250

		$8,838,852

Insured-Escrowed/Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$517,800

		$517,800

Insured-Hospital — 2.7%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$790,012

3

Security	Principal Amount (000’s omitted)	Value
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.55%, 8/15/37(2)	$1,025	$1,025,000
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,003,860

		$3,818,872

Lease Revenue/Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,113,190
Minnesota, 5.00%, 6/1/29	1,335	1,502,783
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	573,658

		$3,189,631

Other Revenue — 1.6%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$869,880
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	452,708
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	336,498
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	274,893
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	263,045
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	104,638

		$2,301,662

Senior Living/Life Care — 2.4%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,705,616
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,784,782

		$3,490,398

Transportation — 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,187,630
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,046,140
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,100,140

		$3,333,910

Total Tax-Exempt Investments — 98.9% (identified cost $140,909,557)		$142,163,924

Other Assets, Less Liabilities — 1.1%		$1,537,969

Net Assets — 100.0%		$143,701,893

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 6.2% of total investments.

(1)	When-issued security.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2018.

4

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$142,163,924	$—	$142,163,924
Total Investments	$—	$142,163,924	$—	$142,163,924

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.3%

Security	Principal Amount (000’s omitted)	Value
Education — 7.7%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,001,528
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	850	909,891
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,528,570
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	942,277
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,161,780
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,715,283
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,062,937

		$11,322,266

Escrowed/Prerefunded — 4.7%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$171,202
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,493,630
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,181,115
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,184,361
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	479,093
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,353,717

		$6,863,118

General Obligations — 5.0%
Burlington County Bridge Commission, 5.00%, 10/1/36	$1,000	$1,151,430
Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,498,416
Jersey City, 5.00%, 11/1/33	800	926,360
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	777,210

		$7,353,416

Hospital — 13.4%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$800,325
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,198,010
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,507,590
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,964
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	560	563,472
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,000	1,000,720
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,584,786

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	$2,750	$3,003,852
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	447,324
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,288,888
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	3,000	3,385,140
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,123,800
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	559,235
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,131,880

		$19,770,986

Housing — 0.1%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$190	$190,249

		$190,249

Industrial Development Revenue — 5.0%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,075,662
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	285,761
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	481,871
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,561,100

		$7,404,394

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,839,891

		$3,839,891

Insured-Escrowed/Prerefunded — 2.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$457,038
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	650	664,859
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,319,889
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	923,814

		$3,365,600

Insured-General Obligations — 10.4%
Atlantic City, (AGM), 5.00%, 3/1/37	$1,500	$1,661,175
Bayonne, (AGM), 5.00%, 8/1/25	615	695,411
Bayonne, (AGM), 5.00%, 8/1/26	865	972,096
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,249,468
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,844,320
Irvington Township, (AGM), 0.00%, 7/15/22	1,900	1,668,884
Irvington Township, (AGM), 0.00%, 7/15/23	4,675	3,957,154
Lakewood Township, (BAM), 4.00%, 11/1/26	250	271,365
Lakewood Township, (BAM), 4.00%, 11/1/27	120	130,163

2

Security	Principal Amount (000’s omitted)	Value
Paterson, (BAM), 5.00%, 1/15/26	$1,305	$1,397,903
Trenton, (BAM), 5.00%, 12/1/26	500	570,255

		$15,418,194

Insured-Hospital — 2.7%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,037,680

		$4,037,680

Insured-Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$4,916,160
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,816,069
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,145	7,466,821
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,533,499
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	329,554

		$17,062,103

Insured-Student Loan — 1.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,275	$2,280,369

		$2,280,369

Insured-Transportation — 2.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,226,716
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	890,834

		$3,117,550

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,584,691
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	824,884

		$2,409,575

Other Revenue — 0.8%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,154,630

		$1,154,630

Senior Living/Life Care — 5.1%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,349,600
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,236,824
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,341,625
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,566,644

		$7,494,693

Special Tax Revenue — 0.6%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$300,180
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,273

		$825,453

3

Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.956%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	$3,250	$3,263,910
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,969,560

		$5,233,470

Transportation — 13.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,227,800
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,616,655
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	300,088
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,006,160
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,163,562
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,090	1,120,793
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,051,801
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,567,890
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,560,950
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,103,610

		$19,719,309

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,270	$3,271,995

		$3,271,995

Total Tax-Exempt Municipal Securities — 96.3% (identified cost $136,905,729)		$142,134,941

Taxable Municipal Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$572,070

		$572,070

Transportation — 3.1%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,663,057

		$4,663,057

Total Taxable Municipal Securities — 3.5% (identified cost $5,122,341)		$5,235,127

Total Investments — 99.8% (identified cost $142,028,070)		$147,370,068

Other Assets, Less Liabilities — 0.2%		$234,713

Net Assets — 100.0%		$147,604,781

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 10.9% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$142,134,941	$—	$142,134,941
Taxable Municipal Securities	—	5,235,127	—	5,235,127
Total Investments	$—	$147,370,068	$—	$147,370,068

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$397,030

		$397,030

Education — 11.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,416,737
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,038,230
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	887,445
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,305,884
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,084,430
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,161,122
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	294,293
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,046,440
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,818,328
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,841,800
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,861,943
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,174,380

		$20,931,032

Escrowed/Prerefunded — 15.5%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$818,961
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	336,915
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,301,025
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,104,244
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,973,615
Northampton County General Purpose Authority, (Lafayette College), Prerefunded to 11/1/18, 5.00%, 11/1/34	3,000	3,048,810
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,032,900
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	2,750	2,757,645
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,577,645
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,608,615
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	652,380
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/29	1,175	1,277,578

1

Security	Principal Amount (000’s omitted)	Value
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	$2,300	$2,445,176
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,658,362
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,071,710

		$28,665,581

General Obligations — 5.4%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,100,220
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,120,660
Chester County, 5.00%, 7/15/27	210	217,877
Chester County, 5.00%, 7/15/28	85	88,168
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,537,700
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,231,736
Owen J. Roberts School District, 5.00%, 5/15/28	535	598,184

		$9,894,545

Hospital — 12.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,128,670
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	570,125
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	807,507
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,291,767
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,057,770
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,453,394
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	734,032
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,751,786
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	957,210
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,392,480
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	152,675
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	2,939,820
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,685,124
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	206,653

		$23,129,013

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$796,927

		$796,927

Industrial Development Revenue — 1.2%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,263,468
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,036,340

		$2,299,808

2

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,439,349
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	329,994

		$1,769,343

Insured-Escrowed/Prerefunded — 19.3%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,450,875
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,516,246
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,456,186
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,300,490
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,036,029
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,903,050
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	1,250	1,270,025
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,058,600
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,377,533
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	345,673
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	340,514
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,486,838
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,126,112

		$35,668,171

Insured-General Obligations — 12.6%
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	$1,500	$1,701,345
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,665,679
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	344,067
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,985,225
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,921,361
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,855,393
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,703,440
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	889,590
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	770,770
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,027,646
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,119,680
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	63,949
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	849,266
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,135,590
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,218,798

		$23,251,799

Insured-Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,373,620

		$2,373,620

3

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 6.7%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,028,310
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,397,250
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,846,570

		$12,272,130

Insured-Special Tax Revenue — 1.3%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,134,720
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	297,598

		$2,432,318

Insured-Transportation — 2.3%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,505,300
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,707,450

		$4,212,750

Insured-Water and Sewer — 3.2%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,104,210
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,595,737
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,166,631

		$5,866,578

Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,678,857

		$2,678,857

Senior Living/Life Care — 0.9%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,265	$1,373,221
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	329,913

		$1,703,134

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$600,600
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(3)	525	338,625
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(3)	240	154,800

		$1,094,025

Transportation — 2.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$809,077
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	433,036
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,075,503
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	869,686
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,118,350

		$5,305,652

Water and Sewer — 2.2%
Chester Water Authority, 5.00%, 12/1/35	$795	$896,370
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,760,973
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,323,375

		$3,980,718

Total Tax-Exempt Municipal Securities — 102.3% (identified cost $181,180,647)		$188,723,031

4

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$203	$60,798

Total Taxable Municipal Securities — 0.0%(4) (identified cost $202,665)		$60,798

Total Investments — 102.3% (identified cost $181,383,312)		$188,783,829

Other Assets, Less Liabilities — (2.3)%		$(4,255,493)

Net Assets — 100.0%		$184,528,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 46.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Issuer is in default with respect to interest payments.

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$188,723,031	$—	$188,723,031
Taxable Municipal Securities	—	60,798	—	60,798
Total Investments	$—	$188,783,829	$—	$188,783,829

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.97%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$5,001,050

		$5,001,050

Cogeneration — 0.7%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$6,260	$6,242,973

		$6,242,973

Education — 4.9%
Arizona State University, 5.00%, 7/1/33	$500	$564,275
Arizona State University, 5.00%, 7/1/34	580	653,155
Boise State University, ID, 5.00%, 4/1/31	600	690,804
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	682,302
California Infrastructure and Economic Development Bank, (The Colburn School), 2.75%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,011,910
Cumberland County Municipal Authority, PA, (Dickinson College), 5.00%, 11/1/39	3,500	3,960,390
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	663,636
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/25	1,555	1,805,168
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/26	2,280	2,672,776
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/27	1,000	1,186,470
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	516,485
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	553,050
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,868,161
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,110,742
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,178,151
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,083,560
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	766,578
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	884,512
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,781,719
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	568,971
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	311,897
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	344,496
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	565,485
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	616,052
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,141,310
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	558,860
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	560,680
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/28	325	383,178

Security	Principal Amount (000’s omitted)	Value
Shelby County Health, Educational and Housing Facility Board, TN, (Rhodes College), 5.00%, 8/1/29	$685	$803,806
University of Arkansas, 5.00%, 11/1/24	475	546,421
University of Arkansas, 5.00%, 11/1/25	500	583,485
University of Idaho, 5.00%, 4/1/24	500	568,900
University of North Carolina at Chapel Hill, 1.662%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	7,600	7,617,860
University of North Carolina at Charlotte, 4.00%, 10/1/36	1,000	1,047,140
University of North Carolina at Charlotte, 4.00%, 10/1/37	900	941,688
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	476,988
West Virginia University, 2.28%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,500,840

		$47,771,901

Electric Utilities — 2.5%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$249,675
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	484,322
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	449,532
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	582,610
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,796,094
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,778,610
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	1,990,140
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,746,115
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,496,925
Nebraska Public Power District, 5.00%, 1/1/24	750	850,965
Omaha Public Power District, NE, 5.00%, 2/1/25	550	632,286
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,870,319
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	999,250
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 1/1/29	2,500	3,005,000
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,327,121
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,134,210
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	595,223
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	778,423
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	766,775
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	578,280
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	125	129,641

		$24,241,516

Escrowed/Prerefunded — 0.3%
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$550,575
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	2,000	2,073,580
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	50	51,608

		$2,675,763

Security	Principal Amount (000’s omitted)	Value
General Obligations — 19.4%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,381,106
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	969,449
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,137,560
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25	1,865	2,143,127
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26	2,000	2,321,500
Burlington, VT, 5.00%, 11/1/21	600	652,032
Burlington, VT, 5.00%, 11/1/22	500	552,185
Burlington, VT, 5.00%, 11/1/23	500	560,010
Burlington, VT, 5.00%, 11/1/24	400	452,708
Burlington, VT, 5.00%, 11/1/25	500	571,380
Burlington, VT, 5.00%, 11/1/26	250	288,068
Burlington, VT, 5.00%, 11/1/27	225	259,992
Burlington, VT, 5.00%, 11/1/28	185	213,020
California, 5.00%, 8/1/26	12,650	15,045,151
California, 5.00%, 3/1/27	5,000	5,817,750
California, 5.00%, 9/1/29	2,390	2,813,149
Chelsea School District, MI, 4.00%, 5/1/24	765	829,428
Chelsea School District, MI, 4.00%, 5/1/25	765	834,653
Chicago, IL, 5.00%, 12/1/22	2,230	2,302,876
Chicago, IL, 5.625%, 1/1/30	6,000	6,587,820
Chicago, IL, 6.00%, 1/1/38	4,000	4,429,280
Chicago Park District, IL, 5.00%, 1/1/24	500	554,735
Clackamas Community College District, OR, 0.00%, 6/15/21	385	360,375
Clark County School District, NV, 5.00%, 6/15/29	1,250	1,451,850
Dallas, TX, 5.00%, 2/15/25	1,000	1,141,710
Durand Area Schools, MI, 5.00%, 5/1/22	840	927,158
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,074,000
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	937,405
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,038,854
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,163,839
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,143,700
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,942,069
Hawaii, 5.00%, 1/1/26	5,400	6,348,402
Honolulu City and County, HI, 2.06%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	4,000	4,003,520
Illinois, 5.00%, 8/1/20	3,000	3,108,120
Illinois, 5.00%, 2/1/24	5,000	5,199,450
Illinois, 5.00%, 2/1/25	10,000	10,411,500
Illinois, 5.00%, 2/1/28	15,000	15,580,350
Illinois, 5.00%, 11/1/28	10,000	10,383,000
Illinois, Series 2016, 5.00%, 11/1/18	3,500	3,539,830
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,422,916
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,011,528
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,286,604
Madison, AL, 4.00%, 12/1/23	1,365	1,469,532
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,480,739
Manchester Community Schools, MI, 5.00%, 5/1/25	750	866,033
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,892,689
Massachusetts, 1.738%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,616,712
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	859,313

Security	Principal Amount (000’s omitted)	Value
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	$1,000	$1,137,560
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	566,065
Mobile County, AL, 5.00%, 6/1/23	860	969,401
Mobile County, AL, 5.00%, 6/1/24	300	343,149
Nassau County, NY, 5.00%, 10/1/29	5,000	5,828,100
New York, NY, 5.00%, 8/1/25	1,000	1,126,380
New York, NY, 5.00%, 8/1/29	450	504,279
New York, NY, 2.33%, (SIFMA + 0.58%), 4/1/19 (Put Date), 8/1/27(1)	4,000	4,010,000
Norfolk, VA, 5.00%, 9/1/33	1,850	2,091,407
Norfolk, VA, 5.00%, 9/1/37	2,500	2,806,150
Ottawa County, MI, 5.00%, 11/1/22	500	560,775
Ottawa County, MI, 5.00%, 11/1/24	250	289,215
Ottawa County, MI, 5.00%, 11/1/25	300	352,104
Oyster Bay, NY, 2.50%, 6/1/18	2,750	2,750,853
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	5,859,950
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,571,844
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	2,865	2,799,793
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,187,424
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,172,880
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,702,691
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,289,360
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,130,942
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,869,137
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,153,690
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	452,992
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	571,705
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	342,429
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,616,515
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	798,038
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	679,369

		$187,912,374

Hospital — 19.3%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$994,586
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	604,974
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	639,152
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,213,576
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,009,980
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,242,405
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	818,789
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,786,127
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,476,859
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,108,300
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	251,935
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	285,135
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	317,251
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	354,656
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,545,487
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,490,525

Security	Principal Amount (000’s omitted)	Value
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	$1,740	$1,889,222
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,248,796
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	110,226
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	398,408
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	332,193
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	121,736
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	165,542
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	270,418
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	221,586
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	484,254
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,651,200
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.231%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,711,461
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.814%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,469,778
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	1,984,146
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	231,095
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	350,975
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	160,958
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	215,372
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	513,945
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,122,910
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,248,996
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,036,680
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	5,091,710
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,127,840
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,091,940
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,835,430
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	499,558
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	438,427
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	481,135
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,408,320
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	514,605
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,626,555
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	510,411
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	594,583
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	913,296
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	679,812
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,121,680
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,005,900

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	$1,000	$1,107,080
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	1,988,195
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,447,810
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	539,610
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,168
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	570,240
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,252,229
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,046,519
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,312,725
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,263,520
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,051,189
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,310,045
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,686,052
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	297,987
Michigan Finance Authority, (McLaren Health Care), 2.041%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,282,750
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,540,490
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,116,270
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,106,410
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	564,400
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,123,660
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,194,109
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,725,847
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	668,223
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	552,910
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,957,812
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,266,781
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,124,320
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,788,881
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,303,300

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	$1,305	$1,492,698
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,704,004
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,129,150
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	559,235
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	555,840
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	887,850
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.918%, (67% of 3 mo. USD LIBOR + 0.73%), 5/1/18(1)	2,055	2,055,000
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	488,193
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	676,878
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,324,600
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	757,617
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,107,870
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	550,945
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	658,758
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	492,588
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,091,360
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,196,899
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,193,324
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,189,749
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,291,716
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,074,500
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	331,164
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,683,210
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	247,680
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	956,148
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,511,314
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	562,170
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	554,265
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,269,120
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,761,810
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,612,236
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,757,638
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,164,440
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	521,123
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	443,856
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	558,670
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	563,730
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	559,785
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	558,715
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,463,228
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,026,538
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,087,901

Security	Principal Amount (000’s omitted)	Value
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	$3,000	$3,272,790
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,831,984
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,118,440
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,004,090
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,163,580
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,563

		$187,682,330

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$538,935
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,001,282
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,533,250
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,676,706
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,121,230
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	854,058
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	635,430
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	631,115
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	440,124
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	529,193

		$8,961,323

Industrial Development Revenue — 3.9%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	$1,250	$1,296,325
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	879,323
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	965,841
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	240,935
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,775,000
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,060	9,323,193
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(2)	1,000	1,120,290
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	4,884,150
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,238,616

Security	Principal Amount (000’s omitted)	Value
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	$1,265	$1,490,018
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.50%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,005,760

		$38,219,451

Insured-Education — 0.0%(3)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$120,000

		$120,000

Insured-Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,024,200
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,684,800
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,658
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,620,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	200,339
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	173,456
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	137,114
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	686,103
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	528,028
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	121,979
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,165,000
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,820,000

		$12,442,217

Insured-Escrowed/Prerefunded — 0.0%(3)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$271,850

		$271,850

Insured-General Obligations — 2.9%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$387,314
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	546,520
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	331,527
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	334,002
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	337,392
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,000,714
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,028,286
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	722,614
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	738,725
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	742,793
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,110,580
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,121,870
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,400,843
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	1,985,188
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,556,143
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,624
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	22,985
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,068
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,966
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	324,385
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,381,628
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,775,492
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	972,832
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,005,096

Security	Principal Amount (000’s omitted)	Value
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$837,217
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,304
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,093,571
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	530,297
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	930,121
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	397,593
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	859,143

		$27,905,833

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$421,572
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	462,813
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	418,208

		$1,302,593

Insured-Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$334,434
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	354,873
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,093

		$809,400

Insured-Special Tax Revenue — 0.5%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$424,045
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,940	1,895,458
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	317,838
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,163,646
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,123,080

		$4,924,067

Insured-Transportation — 2.9%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,389,346
Metropolitan Transportation Authority, NY, (AGM), 1.979%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,034,900
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	204,438
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,643,129
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,059,420
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,127,300
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	879,270
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,676,859
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	591,758
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	113,830
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,240	3,256,783
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,620	2,621,441
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,409,091
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,360,933
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	390,404
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	98,572

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	$200	$196,200
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,115,843

		$28,169,517

Insured-Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$184,525
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,480,440
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,243

		$4,765,208

Lease Revenue/Certificates of Participation — 2.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,448,140
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,282,120
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,406,680
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,123,850
New Jersey Economic Development Authority, (School Facilities Construction), 3.35%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,431,525
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	535,015
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	533,045
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/30	5,000	5,946,550

		$24,706,925

Other Revenue — 4.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,672,997
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	3,190	3,639,471
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,137,020
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,146,714
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,660	1,864,097
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	623,580
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	1,500	1,539,480
Main Street Natural Gas, Inc., GA, 2.008%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,000	4,989,100
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 2.20%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,855	9,864,855
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,980,235
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.014%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,300,377
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,609
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.372%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,009,930
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.80%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,010,420
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	696,347

Security	Principal Amount (000’s omitted)	Value
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	$1,370	$1,488,012
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	756,665

		$40,827,909

Senior Living/Life Care — 6.0%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$543,215
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	551,040
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	389,725
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	348,617
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	505,022
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 5.00%, 5/15/33	500	545,380
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,939,503
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,467,695
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	485,357
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	762,154
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	830,183
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	456,918
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24(4)	1,150	1,149,356
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	628,309
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	576,188
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	330,993
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	387,013
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	444,168
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,009,090
Howard County, MD, (Vantage House), 5.00%, 4/1/21	482	500,186
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,665,236
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,769,691
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,741,473
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	767,886
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,006,436
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	718,646
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	125	133,423
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	280	286,868
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,090,290
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,133,798
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,192,597
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,299,484
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(2)	2,200	2,206,270
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(2)	1,250	1,261,287

Security	Principal Amount (000’s omitted)	Value
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	$1,750	$1,717,660
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,318,256
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,435	1,526,783
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,504,125
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,052,200
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	600,032
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	442,784
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,822,175
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	809,487
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	635,965
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	541,795
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,615	1,622,881
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	781,065
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,740,790
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,089,799
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	510,160
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	694,234
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,025,231
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,452,005
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	529,120

		$58,540,044

Special Tax Revenue — 2.3%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,710,180
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,127,510
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	45,477
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	65,170
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	840,097
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,872,467
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,262,181
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,721,120
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	3,880	4,529,706
South Village Community Development District, FL, 2.00%, 5/1/20	305	303,283
South Village Community Development District, FL, 2.00%, 5/1/21	100	98,736
South Village Community Development District, FL, 2.125%, 5/1/22	100	98,133
South Village Community Development District, FL, 2.375%, 5/1/23	100	97,894
South Village Community Development District, FL, 2.50%, 5/1/24	100	97,006
South Village Community Development District, FL, 2.75%, 5/1/25	100	97,321
South Village Community Development District, FL, 3.25%, 5/1/27	100	98,922
South Village Community Development District, FL, 4.35%, 5/1/26	520	523,375
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,915,280

		$22,503,858

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$653,628
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	544,110

		$1,197,738

Transportation — 12.9%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	$1,970	$2,169,285
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	397,639
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	569,195
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	622,688
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	845,505
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	673,530
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,171,887
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,100,140
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,206,430
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,577,350
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,178,112
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,724,392
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,552,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	564,655
Denver City and County, CO, Airport System Revenue, 2.18%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,315	2,324,654
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	3,000	3,446,070
E-470 Public Highway Authority, CO, 2.322%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,008,650
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	271,435
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,402,113
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,581,307
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,088,044
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	5,000	5,851,600
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/32	7,865	8,263,362
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	5,842,400
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	910,181
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,142,190
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,006,080
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,009,090
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.95%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,761,440
New Jersey Turnpike Authority, 5.00%, 1/1/29	1,000	1,184,170
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,788,448
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,808,416
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,123,160
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28(4)	10,000	11,316,500
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,979,926
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,141,870
Pennsylvania Turnpike Commission, 2.63%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,011,550
Pennsylvania Turnpike Commission, 2.90%, (SIFMA + 1.15%), 12/1/19(1)	550	556,815
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,465,794

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	$435	$484,968
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	786,856
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	500	565,420
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	797,650
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	558,945
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	557,695
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	833,745
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,607,397
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	558,105
Triborough Bridge and Tunnel Authority, NY, 1.962%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,910	9,975,505

		$125,364,429

Water and Sewer — 2.5%
California Department of Water Resources, (Central Valley Project), 2.12%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,017,120
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	473,600
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	431,835
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	559,171
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	133,399
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	316,913
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,347,848
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/26(4)	540	610,179
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/28(4)	475	556,600
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,066,790
Riverside, CA, Water System Revenue, 2.38%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	4,845	4,845,000
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	4,925	5,583,325

		$23,941,780

Total Tax-Exempt Municipal Securities — 91.3% (identified cost $884,787,222)		$886,502,049

Tax-Exempt Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.398%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$489	$491,741

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $489,441)		$491,741

Taxable Municipal Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,011,720

		$2,011,720

General Obligations — 1.7%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,557,050
Chicago, IL, 7.375%, 1/1/33	3,250	3,498,332
Chicago, IL, 7.75%, 1/1/42	5,810	6,203,744
Chicago, IL, 7.781%, 1/1/35	2,600	2,844,972

		$16,104,098

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,677,243

		$7,677,243

Insured-General Obligations — 1.0%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,985	$1,976,924
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,748,981

		$9,725,905

Insured-Hospital — 0.2%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,569,045

		$1,569,045

Insured-Special Tax Revenue — 0.4%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$901,561
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,033,172
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	341,098
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	345,846
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	507,032
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	497,625
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	504,935

		$4,131,269

Senior Living/Life Care — 0.8%
Berks County Industrial Development Authority, PA, (Highlands At Wyomissing), 3.95%, 5/15/24	$1,450	$1,447,984
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,729,030

		$8,177,014

Special Tax Revenue — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$995,620
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	497,545
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	995,770

		$2,488,935

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,837,620

		$1,837,620

Total Taxable Municipal Securities — 5.5% (identified cost $52,362,709)		$53,722,849

Corporate Bonds & Notes — 2.5%

Security	Principal Amount (000’s omitted)	Value
Health Care — 1.2%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,503,959

		$11,503,959

Hospital — 1.3%
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$4,035	$4,035,000
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,184,328
St. Joseph’s Hospital & Medical Center, 4.584%, 7/1/27	5,070	5,055,827

		$12,275,155

Total Corporate Bonds & Notes — 2.5% (identified cost $23,088,843)		$23,779,114

Closed-End Funds — 1.0%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	750,000	$9,592,500

Total Closed-End Funds — 1.0% (identified cost $9,805,490)		$9,592,500

Total Investments — 100.4% (identified cost $970,533,705)		$974,088,253

Other Assets, Less Liabilities — (0.4)%		$(3,434,925)

Net Assets — 100.0%		$970,653,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	16.0%
Illinois	14.3%
Others, representing less than 10% individually	70.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $37,101,421 or 3.8% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Jun-18	$(21,576,563)	$(38,916)

					$(38,916)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $38,916.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$886,502,049	$—	$886,502,049
Tax-Exempt Mortgage-Backed Securities	—	491,741	—	491,741
Taxable Municipal Securities	—	53,722,849	—	53,722,849
Corporate Bonds & Notes	—	23,779,114	—	23,779,114
Closed-End Funds	9,592,500	—	—	9,592,500
Total Investments	$9,592,500	$964,495,753	$—	$974,088,253

Liability Description
Futures Contracts	$(38,916)	$—	$—	$(38,916)
Total	$(38,916)	$—	$—	$(38,916)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018